S000040621 [Member] Investment Objectives and Goals - SFT Balanced Stabilization Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary: SFT Balanced Stabilization Fund
Objective [Heading]	SFT Balanced Stabilization Fund: Investment Objective
Objective, Primary [Text Block]
The Fund seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60% Standard & Poor’s S&P 500® Composite Stock Price Index (the S&P 500® ) and 40% Bloomberg U.S. Aggregate Bond Index (the Benchmark Index).